Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity File Number	001-41552
Entity Registrant Name	ATLAS LITHIUM CORPORATION
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Buenos Aires
Entity Address, Address Line Two	10-14th floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30315-570
City Area Code	+55
Local Phone Number	31-3956-1109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ATLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false